Share-Based Compensation - Liability-Classified Awards (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018
Performance Shares [Member] | Award Year 2018, Payable 2019, 2020 and 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units	3,959,647
Fair value	$ 11	$ 12
Vested Liability	$ 0
Performance Shares [Member] | Award Year 2017, Payable 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units	1,217,774
Fair value	$ 3	8
Vested Liability	$ 1
Performance Shares [Member] | Award Year 2016, Payable 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units	2,348,893
Fair value	$ 6	10
Vested Liability	$ 4
Cash Restricted Stock Units [Member] | Award Year 2018, Payable 2019, 2020 and 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units	15,189,197
Fair value	$ 32	$ 46
Vested Liability	$ 0